Employee and Director Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 12 - Employee and Director Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized	$ 617,405	$ 542,160	$ 530,989
Shares Held in Employee Stock Option Plan, Allocated (in Shares)	323,323
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	$ 1,571,377	1,648,770
Cash Surrender Value of Life Insurance	$ 16,833,950	$ 16,406,846
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in Shares)	715	684	746
Split-Dollar Life Insurance Policies [Member]
Note 12 - Employee and Director Benefits (Details) [Line Items]
Cash Surrender Value of Life Insurance	$ 16,138,484	$ 15,738,797